Jan. 10, 2017

Ivy Funds

Supplement dated July 28, 2017 to the

Ivy IG International Small Cap Fund Prospectus

dated January 10, 2017

as supplemented February 22, 2017 and April 7, 2017

The following replaces in its entirety the second footnote following the table under the “Fees and Expenses” section on page 1:

With limited exceptions, for Class A and Class C shares, if your Fund account balance is below $650 at the start of business on the Friday prior to the last full week of September of each year, the account will be assessed an account fee of $20.